Notes payable - Schedule of notes payable (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Oct. 31, 2020	Jan. 31, 2020	Dec. 31, 2019	Aug. 31, 2018	Jan. 31, 2017
Disclosure of detailed information about borrowings [line items]
Principal amount	$ 316,627
Net carrying amount	291,501			$ 104,953
Current portion of notes payable	6,500			17,000
Long term notes payable	285,001			87,953
Financing Agreement - 2021
Disclosure of detailed information about borrowings [line items]
Principal amount and interest accrued				90,795
Principal amount					$ 85,000
Unamortized debt discount				(5,773)
Net carrying amount				85,022
Financing Agreement - 2023
Disclosure of detailed information about borrowings [line items]
Principal amount	300,000		$ 300,000
Unamortized debt discount	(25,126)
Net carrying amount	274,874
Promissory Note - 2024
Disclosure of detailed information about borrowings [line items]
Principal amount	10,000	$ 10,000
Unamortized debt discount	(300)	$ (300)
Net carrying amount	9,700
Secured Promissory Notes - 2029
Disclosure of detailed information about borrowings [line items]
Principal amount						$ 2,505
Net carrying amount				2,505
Total other notes payable
Disclosure of detailed information about borrowings [line items]
Net carrying amount	6,927			17,426
Seller note payable
Disclosure of detailed information about borrowings [line items]
Net carrying amount	6,500			17,000
Other notes payable
Disclosure of detailed information about borrowings [line items]
Net carrying amount	$ 427			$ 426